SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION (Unaudited) (Schedule of Capitalized Costs Related to Oil and Gas) (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION [Abstract]
Unproved properties	$ 214,584	$ 214,584	$ 150,001
Proved properties	5,812,630	5,614,987
Total capitalized costs		5,829,571	150,001
Accumulated depreciation and depletion		(60,100)
Total capitalized costs, net		$ 5,769,471	$ 150,001